Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

Note 6 - Leases

A.	Information regarding material lease agreements

The Company entered into an agreement for the lease of offices in Rehovot as from September 15, 2020 for a period of 5 years and 3.5 months. Accordingly, the Company initially recognized in the statement of financial position a right-of-use asset in the amount of USD 817 thousand concurrently with the recognition of a lease liability in the same amount.

In July 2025, prior to the expiration of the original lease term, the parties signed an amendment extending the lease period for an additional one year, from January 1, 2026 through December 31, 2026. The amendment also grants the Company an option to extend the lease for an additional four years, through December 31, 2030. This additional optional period was not included in the lease payments used in the calculation of the lease liability, as the Company does not consider it reasonably certain that it will exercise the option.

B.	Right-to-use assets

Carrying amounts of right-to-use assets and change during the period:

Office lease
USD thousands
Balance as of January 1, 2025	164
Depreciation on right-to-use assets	(200)
Extension of a new lease agreement	258
Balance as of December 31, 2025	222

Balance as of January 1, 2024	316
Depreciation on right-to-use assets	(152)
Balance as of December 31, 2024	164

C.	Lease liability

Maturity analysis of the Company’s lease liabilities

	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Less than one year	244	183
One to two years	-	-

Total	244	183

D.	Additional information on leases

Amounts recognized in profit or loss

	2025	2024
	USD thousands	USD thousands
Interest expenses on lease liability	35	23